UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE


       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER


          Report for the Calendar Year or Quarter Ended September 30, 2000



CHECK HERE IF AMENDED: [ ]; AMENDMENT NUMBER:
THIS AMENDMENT (CHECK ONLY ONE.); [ ] IS A RESTATEMENT
                                  [x] ADDS NEW HOLDINGS ENTRIES


STEINBERG ASSET MANAGEMENT
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

12 EAST 49TH STREET, NEW YORK, NY 10017
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)

STEVEN FELD      212-980-0080     VICE PRESIDENT
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

FORM 13F FILE NUMBER: 28-1693

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 6th day of November, 2000.


                                      STEINBERG ASSET MANAGEMENT
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)


                                      /s/ Steven Feld
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                          Authorized to Submit This Report)

Report Type (check only one):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no  holdings  reported  are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F  COMBINATION  REPORT.  (Check  here  if a  portion of the holdings for
      this  reporting   manager  are  reported  in this report and a portion are
      reported by other reporting manager(s).)

List of other managers reporting for this manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0
                                  -----------------------

Form 13F Information Table Entry Total:   63
                                        ---------------------------

Form 13F Information Table Value Total: $632,925,000
                                        --------------------------

List of Other Reporting Managers: None


                                                          MARKET                                                VOTING AUTHORITY
                                 TITLE OF                 VALUE      SHARES/            PUT/   INVEST          --------------------
NAME OF ISSUER                   CLASS     CUSIP          (X1000)    PRN AMT    SH/PRN  CALL  DISCRETN  MGRS   SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------

AT&T CORP                           COMMON   001957109    6481      220616      SH              SOLE           122186         98430

AT&T CORP LIBERTY MEDIA GROUP       COMMON   001957208    1835      101592      SH              SOLE                         101592

***ALBERTA ENERGY CO LTD    FOREIGN COMMON   012873105   20548      493650      SH              SOLE           273850        219800

AMER INTERNATIONAL GROUP INC        COMMON   026874107     636        6642      SH              SOLE                           6642

AMGEN CORP                          COMMON   031162100     223        3200      SH              SOLE                           3200

APPLIED GRAPHICS TECHNOLOGIES       COMMON   037937109      37       10000      SH              SOLE                          10000

ARCH CAPITAL GROUP LTD              COMMON   03937L105   16949     1076154      SH              SOLE           572800        503354

BHC COMMUNICATIONS INC-CL A         COMMON   055448104   11241       71431      SH              SOLE            40575         30856

***BP AMOCO P L C                   COMMON   055622104     606       11440      SH              SOLE                          11440

BANK OF NEW YORK CO INC             COMMON   064057102     396        7000      SH              SOLE                           7000

BAXTER INTERNATIONAL INC            COMMON   071813109     798       10000      SH              SOLE                          10000

A H BELO CORP-SER A                 COMMON   080555105     184       10000      SH              SOLE                          10000

BRISTOL MYERS SQUIBB CO             COMMON   110122108     396        6880      SH              SOLE                           6880

TOM BROWN INC NEW                   COMMON   115660201   94642     3862939      SH              SOLE          2149200       1713739

CHARMING SHOPPES INC                COMMON   161133103   17071     3271050      SH              SOLE          1614000       1657050

CHEVRON CORP                        COMMON   166751107     307        3600      SH              SOLE                           3600

CHRIS-CRAFT INDUSTRIES INC          COMMON   170520100   25483      309349      SH              SOLE           239065         70284

CITIGROUP INC                       COMMON   172967101    1298       24000      SH              SOLE                          24000

CLEVELAND CLIFFS INC                COMMON   185896107    5480      239560      SH              SOLE           162100         77460

COMMUNICATION INTELLIGENCE          COMMON   20338K106     687      305400      SH              SOLE                         305400

DELUXE CORP                         COMMON   248019101   32817     1615616      SH              SOLE           817858        797758

DEVON ENERGY CORPORATION NEW        COMMON   25179M103    2244       37313      SH              SOLE            33852          3461

EP MEDSYSTEMS INC                   COMMON   26881P103      48       10000      SH              SOLE                          10000

EDGEWATER TECHNOLOGY INC            COMMON   280358102     299       57000      SH              SOLE                          57000

EFUNDS CORP                         COMMON   28224R101    4839      656200      SH              SOLE           396600        259600

EXXON MOBIL CORP                    COMMON   30231G102     508        5700      SH              SOLE                           5700

***FRONTLINE LTD-SPONSORED ADR      COMMON   35921R102   13006      822500      SH              SOLE           281500        541000

GATX CORP                           COMMON   361448103    6424      153400      SH              SOLE            19900        133500

GENERAL DYNAMICS CORP               COMMON   369550108   30973      493100      SH              SOLE           279500        213600

GENTIVA HEALTH SERVICES INC         COMMON   37247A102   13067     1024850      SH              SOLE           508700        516150

GRANT PRIDECO INC                   COMMON   38821G101    9788      446184      SH              SOLE           253000        193184

GREAT LAKES CHEMICAL CORP           COMMON   390568103   11145      380200      SH              SOLE           207400        172800

GULFMARK OFFSHORE INC               COMMON   402629109    2751       93650      SH              SOLE                          93650

HARCOURT GENERAL INC                COMMON   41163G101   39213      664630      SH              SOLE           330200        334430

INAMED CORP                         COMMON   453235103   10153      361000      SH              SOLE           121300        239700

INTL FLAVORS & FRAGRANCES INC       COMMON   459506101   18188      996600      SH              SOLE           552400        444200

JOHNSON & JOHNSON                   COMMON   478160104     288        3066      SH              SOLE                           3066

LABORATORY CORP AMER HLDGS          COMMON   50540R409   35655      297745      SH              SOLE           198927         98818

LIBERTY LIVEWIRE CORP               COMMON   530709104     307        9993      SH              SOLE                           9993

MERCK & CO INC                      COMMON   589331107     811       10900      SH              SOLE                          10900

MICROSOFT CORP                      COMMON   594918104     422        7000      SH              SOLE                           7000

NCR CORP NEW                        COMMON   62886E108    1692       44894      SH              SOLE            6300          38594

NEIMAN-MARCUS GROUP INC             COMMON   640204301   25550      892591      SH              SOLE          486893         405698

NEWPARK RESOURCES INC NEW           COMMON   651718504   26108     2822500      SH              SOLE         1380650        1441850

***NORTEL NETWORKS CORP     FOREIGN COMMON   656568102     515        8657      SH              SOLE                           8657

OCULAR SCIENCES INC                 COMMON   675744106    7624      635300      SH              SOLE          322200         313100

OSCA INC                            COMMON   687836106    8130      489000      SH              SOLE           40500         448500

PENNZOIL-QUAKER STATE CO            COMMON   709323109   16549     1576137      SH              SOLE          876052         700085

PEPSICO INC                         COMMON   713448108     230        5000      SH              SOLE                           5000

PFIZER INC                          COMMON   717081103     624       13887      SH              SOLE                          13887

PROVIDENCE & WORCESTER              COMMON   743737108    1585      222500      SH              SOLE                         222500

Q MED INC                           COMMON   747914109     299       38000      SH              SOLE                          38000

QUEST DIAGNOSTICS INC               COMMON   74834L100    5261       45840      SH              SOLE                          45840

***SEAGRAM CO LTD                   COMMON   811850106    9795      170540      SH              SOLE         117500           53040

***SMITHKLINE BEECHAM PLC   FOREIGN COMMON   832378301     371        5400      SH              SOLE                           5400

SNAP-ON INC                         COMMON   833034101   16268      690400      SH              SOLE         402150          288250

TIME WARNER INC                     COMMON   887315109     909       11600      SH              SOLE                          11600

USEC INC                            COMMON   90333E108     599      140900      SH              SOLE                         140900

WEATHERFORD INTERNATIONAL INC       COMMON   947074100    6951      161659      SH              SOLE          79500           82159

YANKEE CANDLE INC                   COMMON   984757104   22096     1097950      SH              SOLE         626900          471050

YORK INTERNATIONAL CORP NEW         COMMON   986670107     789       31700      SH              SOLE          19200           12500

EVEREST RE GROUP LTD                COMMON   G3223R108   35915      725550      SH              SOLE         387500          338050

***TRANSOCEAN SEDCO FOREX INC       COMMON   G90078109    6822      116364      SH              SOLE          55900           60464


                                                        632925                                 No. of Other Managers  0
